UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      4/26/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      368,477
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     8226   435706 SH       SOLE                 435706      0    0
Aegean Marine Petroleum Inc    COM            y0017s102     9182  1125287 SH       SOLE                1125287      0    0
Aircastle Ltd                  COM            g0129k104    11456   949123 SH       SOLE                 949123      0    0
Allied World Assurance Ltd     COM            h01531104    11008   175599 SH       SOLE                 175599      0    0
AmeriServ Financial Inc        COM            03074a102     2053   866173 SH       SOLE                 866173      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107    10675   323106 SH       SOLE                 323106      0    0
Brown Shoe Company             COM            115736100    10626   869588 SH       SOLE                 869588      0    0
Bunge Ltd                      COM            g16962105     8981   124166 SH       SOLE                 124166      0    0
CNA Financial Corp             COM            126117100    11424   386587 SH       SOLE                 386587      0    0
Celestica Inc                  COM            15101q108     4930   459925 SH       SOLE                 459925      0    0
Charming Shoppes Inc           COM            161133103    12493  2932522 SH       SOLE                2932522      0    0
Chiquita Brands Intl Inc       COM            170032809    12616   822399 SH       SOLE                 822399      0    0
Dean Foods Company             COM            242370104     9980   997972 SH       SOLE                 997972      0    0
Dole Food Company Inc          COM            256603101    11489   842937 SH       SOLE                 842937      0    0
Flexsteel Industries Inc       COM            339382103     4768   316568 SH       SOLE                 316568      0    0
Furniture Brands Intl Inc      COM            360921100     8545  1877967 SH       SOLE                1877967      0    0
GameStop Corp                  COM            36467w109     8559   380040 SH       SOLE                 380040      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     8050   747450 SH       SOLE                 747450      0    0
General Cable Corporation      COM            369300108     7975   184172 SH       SOLE                 184172      0    0
Global Industries Ltd          COM            379336100     8414   859433 SH       SOLE                 859433      0    0
Goodyear Tire & Rubber Co      COM            382550101    14334   956863 SH       SOLE                 956863      0    0
Group 1 Automotive Inc         COM            398905109    13132   306831 SH       SOLE                 306831      0    0
Ingram Micro Inc               COM            457153104    10221   486012 SH       SOLE                 486012      0    0
Jones Group Inc                COM            48020t101    11307   822325 SH       SOLE                 822325      0    0
Navigators Group Inc           COM            638904102     8000   155346 SH       SOLE                 155346      0    0
Navistar Intl Corp             COM            6.39E+112    14754   212814 SH       SOLE                 212814      0    0
OfficeMax Incorporated         COM            67622p101     9426   728445 SH       SOLE                 728445      0    0
Old Republic Intl Corp         COM            680223104     5774   454990 SH       SOLE                 454990      0    0
Overseas Shipholding Group Inc COM            690368105     5249   163323 SH       SOLE                 163323      0    0
PHH Corporation                COM            693320202     8940   410640 SH       SOLE                 410640      0    0
PolyOne Corporation            COM            73179p106    10395   731543 SH       SOLE                 731543      0    0
RadioShack Corporation         COM            750438103     7840   522320 SH       SOLE                 522320      0    0
SUPERVALU INC                  COM            868536103     9576  1072291 SH       SOLE                1072291      0    0
Sanmina-SCI Corp               COM            800907206     9180   818871 SH       SOLE                 818871      0    0
Sonic Automotive Inc           COM            83545g102     9373   668994 SH       SOLE                 668994      0    0
Star Bulk Carriers Corp        COM            y8162k105     5968  2486758 SH       SOLE                2486758      0    0
Stewart Information Services C COM            860372101     8597   820338 SH       SOLE                 820338      0    0
Tesoro Corporation             COM            881609101    10731   399953 SH       SOLE                 399953      0    0
Union Drilling Inc             COM            90653p105     2585   252235 SH       SOLE                 252235      0    0
Valero Energy Corp             COM            91913y100     9557   320494 SH       SOLE                 320494      0    0
Virco Mfg Corp                 COM            927651109     2088   652379 SH       SOLE                 652379      0    0


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